7. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in these financial statements include:

Consulting Fees

Mr. Daems does not bill the Company for his services as President, however a related party by common director has a service agreement with the Company to assist with identification, acquisition and service of certain exploration style properties that fit the parameters of the Company’s acquisition plan. The Company recognized and expense of 26,582 in 2012 in (2011 - $5,487, 2010 - $26,130) as consulting fees under the agreement.

Directors’ fees

Directors’ fees of $Nil (2011 and 2010 - $Nil) have been recorded as consulting fees at December 31, 2012.